Trade and Other Payables (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range [Member]
Trade and other payables [Line Items]
Non-interest bearing credit terms	30 days
Top of Range [Member]
Trade and other payables [Line Items]
Non-interest bearing credit terms	90 days